Subsequent Event	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Event
Subsequent Events

Note 8. Subsequent Events

The Company has evaluated events from September 30, 2025, through the date whereupon the financial statements were issued and has determined that there are no material events that need to be disclosed except as follows:

The Company received $100,000 and entered a promissory note with a third party. This promissory note has a term of 60 days and pays a 13% rate of cash interest. At maturity, the noteholder may, at its election, convert the note to convertible notes with terms substantially the same of the Company’s existing convertible notes due December 31, 2026.

Note 12. Subsequent Events

The Company has evaluated events from December 31, 2024, through the date whereupon the financial statements were issued and has determined that there are no material events that need to be disclosed, except as follows:

The Company issued shares of common stock for the following:

•

$90,000 of Convertible Notes were issued to accredited investors with a maturity date of December 31, 2026, an interest rate of 13.0% and a $0.12 per share conversion price. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.12 per share, the conversion price shall be reduced to equal such lower issue price per share.